Share-Based Compensation - Summary of WhiteWave Options Outstanding (Detail) (WhiteWave Foods [Member], USD $)	12 Months Ended
Dec. 31, 2013
6.84 to 9.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 6.84
Exercise price range, Upper limit	$ 9.52
Number Outstanding, Options Outstanding	1,180,557
Weighted-Average Remaining Contractual Life, Options Outstanding	7 years 26 days
Weighted-Average Exercise Price, Options Outstanding	$ 9.50
Number Exercisable, Options Exercisable	832,364
Weighted-Average Exercise Price, Options Exercisable	$ 9.49
11.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 11.10
Number Outstanding, Options Outstanding	1,451,962
Weighted-Average Remaining Contractual Life, Options Outstanding	8 years 1 month 17 days
Weighted-Average Exercise Price, Options Outstanding	$ 11.10
Number Exercisable, Options Exercisable	501,150
Weighted-Average Exercise Price, Options Exercisable	$ 11.10
11.12 to 14.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 11.12
Exercise price range, Upper limit	$ 14.71
Number Outstanding, Options Outstanding	440,593
Weighted-Average Remaining Contractual Life, Options Outstanding	6 years 2 months 19 days
Weighted-Average Exercise Price, Options Outstanding	$ 13.41
Number Exercisable, Options Exercisable	429,765
Weighted-Average Exercise Price, Options Exercisable	$ 13.40
15.16 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 15.16
Number Outstanding, Options Outstanding	1,230,095
Weighted-Average Remaining Contractual Life, Options Outstanding	9 years 1 month 17 days
Weighted-Average Exercise Price, Options Outstanding	$ 15.16
Number Exercisable, Options Exercisable	53,676
Weighted-Average Exercise Price, Options Exercisable	$ 15.16
15.17 to 16.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 15.17
Exercise price range, Upper limit	$ 16.91
Number Outstanding, Options Outstanding	677,181
Weighted-Average Remaining Contractual Life, Options Outstanding	1 year 9 months 11 days
Weighted-Average Exercise Price, Options Outstanding	$ 16.71
Number Exercisable, Options Exercisable	633,896
Weighted-Average Exercise Price, Options Exercisable	$ 16.75
17.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 17.00
Number Outstanding, Options Outstanding	2,416,666
Weighted-Average Remaining Contractual Life, Options Outstanding	8 years 9 months 26 days
Weighted-Average Exercise Price, Options Outstanding	$ 17.00
Number Exercisable, Options Exercisable	805,561
Weighted-Average Exercise Price, Options Exercisable	$ 17.00
17.19 to 23.33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 17.19
Exercise price range, Upper limit	$ 23.33
Number Outstanding, Options Outstanding	1,861,042
Weighted-Average Remaining Contractual Life, Options Outstanding	4 years 3 months 4 days
Weighted-Average Exercise Price, Options Outstanding	$ 20.81
Number Exercisable, Options Exercisable	1,861,042
Weighted-Average Exercise Price, Options Exercisable	$ 20.81
23.35 to 27.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 23.35
Exercise price range, Upper limit	$ 27.69
Number Outstanding, Options Outstanding	1,761,502
Weighted-Average Remaining Contractual Life, Options Outstanding	2 years 6 months 4 days
Weighted-Average Exercise Price, Options Outstanding	$ 25.29
Number Exercisable, Options Exercisable	1,761,502
Weighted-Average Exercise Price, Options Exercisable	$ 25.29
28.18 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 28.18
Number Outstanding, Options Outstanding	84,679
Weighted-Average Remaining Contractual Life, Options Outstanding	3 years 1 month 28 days
Weighted-Average Exercise Price, Options Outstanding	$ 28.18
Number Exercisable, Options Exercisable	84,679
Weighted-Average Exercise Price, Options Exercisable	$ 28.18
29.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 29.31
Number Outstanding, Options Outstanding	16,308
Weighted-Average Remaining Contractual Life, Options Outstanding	3 years 6 months
Weighted-Average Exercise Price, Options Outstanding	$ 29.31
Number Exercisable, Options Exercisable	16,308
Weighted-Average Exercise Price, Options Exercisable	$ 29.31